Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Free High Yield Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2019